SHARE-BASED PAYMENT - Share Options Activity (Details) - 2015 and 2018 Plans - Share Options $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Share number
Outstanding at beginning of year | shares	14,280,814
Granted | shares	8,988,000
Exercised | shares	(3,011,184)
Canceled and forfeited | shares	(3,459,477)
Outstanding at end of year | shares	16,798,153
Exercisable | shares	8,317,698
Expected to vest | shares	8,480,455
Weighted average exercise price per option
Outstanding at beginning of year (in USD per share) | $ / shares	$ 0.20
Granted (in USD per share) | $ / shares	0.01
Exercised (in USD per share) | $ / shares	0.53
Cancelled and forfeited (in USD per share) | $ / shares	0.07
Outstanding at end of year (in USD per share) | $ / shares	0.07
Exercisable (in USD per share) | $ / shares	0.07
Expected vest (per option) | $ / shares	$ 0.07
Weighted-average remaining exercise contractual life (years)
Outstanding	7 years 8 months 26 days
Exercisable	6 years 7 months 6 days
Excepted to vest	8 years 10 months 6 days
Aggregate intrinsic value
Outstanding | $	$ 20,080
Exercisable | $	9,931
Expected to vest | $	$ 10,149